Significant Accounting Policies and Significant Judgements (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of Amortization

Furniture and fixtures	7 - 10 years on a straight line basis
Computer and office equipment	3 - 5 years on a straight line basis
Production equipment and other	5 - 10 years on a straight line basis
Leasehold improvements	15 - 40 months on a straight line basis

Schedule of financial assets and financial liabilities

Asset/Liability	Classification under IAS 39	Classification under IFRS 9
Accounts receivable, net	Loans and receivables	Amortized cost
Other receivables	Loans and receivables	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts payable and accrued liabilities	Other liabilities at amortized cost	Amortized cost
Finance lease payable	Other liabilities at amortized cost	Amortized cost
Convertible promissory notes	Other liabilities at amortized cost	Amortized cost
Long-term debt	Other liabilities at amortized cost	Amortized cost
Interest payable	Other liabilities at amortized cost	Amortized cost
Convertible debentures	Other liabilities at amortized cost	Amortized cost
Due to employee/ director	Other liabilities at amortized cost	Amortized cost
Derivative liabilities	FVTPL	FVTPL